ACCOUNTS RECEIVABLE, NET - THIRD PARTIES - Movement of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Movement of allowance for doubtful accounts
(Reversal of provision)/provision for expected credit losses of accounts receivable	$ (749,688)	$ 398,378
Reversal of expenses			$ (702,156)
Non-related party
Movement of allowance for doubtful accounts
Balance at beginning of the period	13,417,481	17,681,792	17,681,792
(Reversal of provision)/provision for expected credit losses of accounts receivable	(749,688)	398,378
Foreign exchange income	(303,502)	(881,194)
Balance at end of the period	$ 12,364,291	$ 17,198,976	$ 13,417,481